SCHEDULE OF LONG LIVED ASSETS GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 5,435,763	$ 5,046,600
Investment in an equity security		100,000	100,000
Deferred tax assets		972,984	768,617
Goodwill	$ 26,999,726	27,001,383	27,001,383	[1]	$ 19,229,528
Acquired intangible assets		4,926,674	6,467,231
Long-lived assets other than goodwill and acquired intangible assets		33,001,041	39,383,831
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		4,368,106	3,647,913
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		1,005,601	1,276,989
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		$ 62,056	$ 121,698

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.